Prepaid Expenses and Deposits	9 Months Ended
Sep. 30, 2024
Prepaid Expenses And Deposits
Prepaid Expenses and Deposits

Note 4 - Prepaid Expenses and Deposits

At September 30, 2024, the Company had prepaid expenses and deposits totaling $1,029,351 consisting of $319,216 of prepaid orders, $270,869 of prepaid insurance, and $439,267 of deposits on raw materials. At December 31, 2023 the Company had prepaid expenses and deposits totaling $1,469,733, consisting of $1,073,823 of deposits on raw materials, prepaid insurance of $56,335, and prepaid orders of $339,575.